SCHEDULE OF RELATED PARTY BALANCES (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts due from related parties	$ 2,391,079	$ 2,891,286	$ 144,922
Amounts due to related parties	55,946,877	52,165,395	41,142,728
P T Walletku Indompet Indonesia [Member]
Amounts due from related parties		1,280,488
Sino Dynamic Solutions Limited [Member]
Amounts due from related parties	2,286,790	965,843	44,362
Others [Member]
Amounts due from related parties	104,289	644,955	100,560
Amounts due to related parties	1,781,066	2,949,956	2,562,825
Regal Planet Limited [Member]
Amounts due to related parties	49,421,214	47,545,616	38,579,903
Mr Alexander Kong [Member]
Amounts due to related parties	177,538	1,669,823
Ripple Labs Singapore Pte Ltd [Member]
Amounts due to related parties	$ 4,567,059